FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of adjusted EBITDA (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Net profit (loss) before income tax	$ 256,820	$ (71,821)	$ 53,410
Add (deduct):
Unrealized (gain) loss on risk management contracts	(38,112)	16,649	18,353
Optimization fees	0	19,708	670
Transaction costs	19,080	0	0
Share-based compensation	10,044	14,039	7,155
Depletion, depreciation and impairment	147,168	127,333	135,184
Finance	25,497	21,264	37,344
Loss (gain) on foreign exchange	7,229	(350)	817
Loss (gain) on warrant liability	10,611	96	(3,981)
Loss (gain) on debt repayment	218	0	(88,160)
Loss on asset disposition	0	13,813	0
Loss on settlement under long term retention program	0	527	0
Other income, excluding transportation income	(2,939)	(1,022)	(4,639)
Adjusted EBITDA	$ 435,616	$ 140,236	$ 156,153